Reconciliation Between the Profit (loss) Before Financial Income (expenses) and Taxes of the segment Telecommunications in Brazil and Consolidated Profit (loss) Before Financial Income (expenses) and Taxes Information (Detail) - BRL (R$)
R$ in Thousands
		9 Months Ended				12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Information [Line Items]
Profit (Loss) before financial and taxes, excluding reorganization items	[1]	R$ 175,921		R$ 826,270
Profit (loss) before taxes		28,919,068	[2]	(1,022,751)	[2]	R$ (4,378,648)	[3]	R$ (13,434,629)	[3]	R$ (6,547,116)	[3]
Operating Segments
Segment Information [Line Items]
Profit (Loss) before financial and taxes, excluding reorganization items		211,453		831,182
Profit (loss) before taxes						(3,440,455)		(12,603,876)		(7,026,804)
Other Businesses
Segment Information [Line Items]
Profit (Loss) before financial and taxes, excluding reorganization items		R$ (35,532)		R$ (4,912)
Profit (loss) before taxes						R$ (938,193)		R$ (830,752)		R$ 479,688

[1]	Not include reorganization items, net.
[2]	At September 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows: 09/30/2018 Brazil Foreign operations Total Profit (loss) before income taxes 39,522,275 (10,603,207) 28,919,068 Income tax benefit 99,926 45,300 145,226 Current tax (expense) 67,912 (7,043) 60,869 Deferred tax (expense) benefit 32,014 52,343 84,357 09/30/2017 Brazil Foreign operations Total Profit (loss) before income taxes (409,424) (613,327) (1,022,751) Income tax (expense) 52,775 (6,734) 46,041 Current tax (expense) (745,427) (9,712) (755,139) Deferred tax (expense) benefit 798,203 2,977 801,180
[3]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)